Distribution Date:	02/17/22	Wells Fargo Commercial Mortgage Trust 2014-LC16
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-LC16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	19		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	20		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24-25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94988XAQ9	1.294000%	51,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988XAR7	2.819000%	112,071,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988XAS5	3.432000%	14,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988XAT3	3.548000%	200,000,000.00	164,747,904.70	1,114,570.72	487,104.64	0.00	0.00	1,601,675.36	163,633,333.98	38.50%	30.00%
A-5	94988XAU0	3.817000%	231,235,000.00	231,235,000.00	0.00	735,520.00	0.00	0.00	735,520.00	231,235,000.00	38.50%	30.00%
A-SB	94988XAV8	3.477000%	73,429,000.00	34,195,939.08	1,301,579.17	99,082.73	0.00	0.00	1,400,661.90	32,894,359.91	38.50%	30.00%
A-S	94988XAW6	4.020000%	53,574,000.00	53,574,000.00	0.00	179,472.90	0.00	0.00	179,472.90	53,574,000.00	30.80%	24.50%
B	94988XAZ9	4.322000%	71,837,000.00	71,837,000.00	0.00	258,732.93	0.00	0.00	258,732.93	71,837,000.00	20.47%	17.13%
C	94988XBA3	4.458000%	38,963,000.00	38,963,000.00	0.00	48,235.61	0.00	0.00	48,235.61	38,963,000.00	14.87%	13.13%
D	94988XAC0	3.938000%	59,662,000.00	59,662,000.00	0.00	0.00	0.00	0.00	0.00	59,662,000.00	6.29%	7.00%
E	94988XAE6	3.250000%	19,481,000.00	19,481,000.00	0.00	0.00	0.00	0.00	0.00	19,481,000.00	3.49%	5.00%
F	94988XAG1	3.250000%	15,829,000.00	15,829,000.00	0.00	0.00	0.00	0.00	0.00	15,829,000.00	1.21%	3.38%
G	94988XAJ5	3.250000%	32,875,228.35	7,238,362.71	0.00	0.00	0.00	(1,212,294.17)	0.00	8,450,656.88	0.00%	0.00%
R	94988XAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			974,069,228.35	696,763,206.49	2,416,149.89	1,808,148.81	0.00	(1,212,294.17)	4,224,298.70	695,559,350.77

Notional Certificates
X-A	94988XAX4	1.089776%	735,422,000.00	483,752,843.78	0.00	439,318.36	0.00	0.00	439,318.36	481,336,693.89
X-B	94988XAY2	0.594926%	170,462,000.00	170,462,000.00	0.00	84,510.30	0.00	0.00	84,510.30	170,462,000.00
X-C	94988XAA4	1.563612%	19,481,000.00	19,481,000.00	0.00	25,383.93	0.00	0.00	25,383.93	19,481,000.00
X-D	94988XBB1	1.563612%	48,704,228.35	23,067,362.71	0.00	30,057.00	0.00	0.00	30,057.00	24,279,656.88
Notional SubTotal			974,069,228.35	696,763,206.49	0.00	579,269.59	0.00	0.00	579,269.59	695,559,350.77

Deal Distribution Total					2,416,149.89	2,387,418.40	0.00	(1,212,294.17)	4,803,568.29

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988XAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988XAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988XAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988XAT3	823.73952350	5.57285360	2.43552320	0.00000000	0.00000000	0.00000000	0.00000000	8.00837680	818.16666990
A-5	94988XAU0	1,000.00000000	0.00000000	3.18083335	0.00000000	0.00000000	0.00000000	0.00000000	3.18083335	1,000.00000000
A-SB	94988XAV8	465.70073241	17.72568290	1.34936782	0.00000000	0.00000000	0.00000000	0.00000000	19.07505073	447.97504950
A-S	94988XAW6	1,000.00000000	0.00000000	3.35000000	0.00000000	0.00000000	0.00000000	0.00000000	3.35000000	1,000.00000000
B	94988XAZ9	1,000.00000000	0.00000000	3.60166669	0.00000000	0.00000000	0.00000000	0.00000000	3.60166669	1,000.00000000
C	94988XBA3	1,000.00000000	0.00000000	1.23798501	2.47701486	5.05042322	0.00000000	0.00000000	1.23798501	1,000.00000000
D	94988XAC0	1,000.00000000	0.00000000	0.00000000	3.28166672	49.83030103	0.00000000	0.00000000	0.00000000	1,000.00000000
E	94988XAE6	1,000.00000000	0.00000000	0.00000000	2.70833325	48.74999846	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94988XAG1	1,000.00000000	0.00000000	0.00000000	2.70833344	48.75000190	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94988XAJ5	220.17680403	0.00000000	0.00000000	0.59631221	53.49428425	0.00000000	(36.87561215)	0.00000000	257.05241618
R	94988XAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988XAX4	657.78946480	0.00000000	0.59736908	0.00000000	0.00000000	0.00000000	0.00000000	0.59736908	654.50407234
X-B	94988XAY2	1,000.00000000	0.00000000	0.49577208	0.00000000	0.00000000	0.00000000	0.00000000	0.49577208	1,000.00000000
X-C	94988XAA4	1,000.00000000	0.00000000	1.30300960	0.00000000	0.00000000	0.00000000	0.00000000	1.30300960	1,000.00000000
X-D	94988XBB1	473.62135674	0.00000000	0.61713328	0.00000000	0.00000000	0.00000000	0.00000000	0.61713328	498.51229970

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/22 - 01/30/22	30	0.00	487,104.64	0.00	487,104.64	0.00	0.00	0.00	487,104.64	0.00
A-5	01/01/22 - 01/30/22	30	0.00	735,520.00	0.00	735,520.00	0.00	0.00	0.00	735,520.00	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	99,082.73	0.00	99,082.73	0.00	0.00	0.00	99,082.73	0.00
A-S	01/01/22 - 01/30/22	30	0.00	179,472.90	0.00	179,472.90	0.00	0.00	0.00	179,472.90	0.00
B	01/01/22 - 01/30/22	30	0.00	258,732.93	0.00	258,732.93	0.00	0.00	0.00	258,732.93	0.00
C	01/01/22 - 01/30/22	30	100,267.71	144,747.54	0.00	144,747.54	96,511.93	0.00	0.00	48,235.61	196,779.64
D	01/01/22 - 01/30/22	30	2,777,184.62	195,790.80	0.00	195,790.80	195,790.80	0.00	0.00	0.00	2,972,975.42
E	01/01/22 - 01/30/22	30	896,937.68	52,761.04	0.00	52,761.04	52,761.04	0.00	0.00	0.00	949,698.72
F	01/01/22 - 01/30/22	30	728,793.57	42,870.21	0.00	42,870.21	42,870.21	0.00	0.00	0.00	771,663.78
G	01/01/22 - 01/30/22	30	1,739,032.91	19,603.90	0.00	19,603.90	19,603.90	0.00	0.00	0.00	1,758,636.81
X-A	01/01/22 - 01/30/22	30	0.00	439,318.36	0.00	439,318.36	0.00	0.00	0.00	439,318.36	0.00
X-B	01/01/22 - 01/30/22	30	0.00	84,510.30	0.00	84,510.30	0.00	0.00	0.00	84,510.30	0.00
X-C	01/01/22 - 01/30/22	30	0.00	25,383.93	0.00	25,383.93	0.00	0.00	0.00	25,383.93	0.00
X-D	01/01/22 - 01/30/22	30	0.00	30,057.00	0.00	30,057.00	0.00	0.00	0.00	30,057.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,242,216.49	2,794,956.28	0.00	2,794,956.28	407,537.88	0.00	0.00	2,387,418.40	6,649,754.37

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	Additional Information
Total Available Distribution Amount (1)	4,803,568.29
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,907,696.62	Master Servicing Fee	15,908.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,609.96
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	300.00
ARD Interest	0.00	Trust Advisor Fee	546.56
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,907,696.62	Total Fees	19,575.15

Principal		Expenses/Reimbursements
Scheduled Principal	1,203,855.72	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	370,165.93
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	37,020.01
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	1,212,294.17	Special Servicing Fees (Work Out)	351.94
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,416,149.89	Total Expenses/Reimbursements	407,537.88

		Interest Reserve Deposit	93,165.21

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,387,418.40
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,416,149.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,803,568.29
Total Funds Collected	5,323,846.51	Total Funds Distributed	5,323,846.53

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	696,763,206.49	696,763,206.49	Beginning Certificate Balance	696,763,206.49
(-) Scheduled Principal Collections	1,203,855.72	1,203,855.72	(-) Principal Distributions	2,416,149.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(1,212,294.17)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(1,212,294.17)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(1,212,294.17)	(1,212,294.17)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	695,559,350.77	695,559,350.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	699,313,242.72	699,313,242.72	Ending Certificate Balance	695,559,350.77
Ending Actual Collateral Balance	698,169,929.21	698,169,929.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.81%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	95,544,693.26	13.74%	26	4.8199	NAP	Defeased	13	95,544,693.26	13.74%	26	4.8199	NAP
2,000,000 or less	2	3,611,705.44	0.52%	26	5.1494	2.892211	Less than 1.31	13	153,720,709.27	22.10%	27	4.9139	0.994125
2,000,001 to 3,000,000	3	7,671,029.74	1.10%	27	5.0129	1.500069	1.31 to 1.40	4	37,552,265.66	5.40%	27	4.9945	1.362794
3,000,001 to 4,000,000	7	24,430,213.68	3.51%	26	4.8472	1.861155	1.41 to 1.50	3	64,747,930.24	9.31%	26	4.8325	1.425707
4,000,001 to 5,000,000	10	43,289,806.01	6.22%	27	4.8843	2.157162	1.51 to 1.60	2	10,354,789.71	1.49%	26	5.1345	1.560522
5,000,001 to 6,000,000	9	51,346,270.62	7.38%	27	4.9283	1.778444	1.61 to 1.70	4	30,178,470.22	4.34%	26	5.0265	1.658870
6,000,001 to 7,000,000	4	26,248,165.68	3.77%	27	5.0089	1.702178	1.71 to 1.80	8	61,801,701.93	8.89%	27	4.7264	1.752616
7,000,001 to 8,000,000	3	22,449,662.81	3.23%	26	5.3136	1.066130	1.81 to 1.90	1	13,817,933.86	1.99%	(10)	4.7560	1.840800
8,000,001 to 9,000,000	2	16,310,666.96	2.34%	27	4.9602	2.056547	1.91 to 2.00	6	69,820,233.49	10.04%	27	4.8473	1.967656
9,000,001 to 10,000,000	1	9,572,317.21	1.38%	28	4.5400	2.704200	2.01 to 2.25	2	12,725,901.34	1.83%	26	4.9821	2.079174
10,000,001 to 15,000,000	5	67,093,137.66	9.65%	19	4.8074	1.653827	2.26 to 2.50	6	82,886,704.49	11.92%	28	4.8696	2.447238
15,000,001 to 20,000,000	4	69,072,944.01	9.93%	27	4.8067	1.789085	2.51 to 3.00	3	43,511,660.88	6.26%	28	4.5753	2.667932
20,000,001 to 30,000,000	4	100,337,441.09	14.43%	28	4.7672	1.808358	3.01 or greater	5	18,896,356.42	2.72%	28	4.6180	3.875797
30,000,001 to 50,000,000	1	47,866,618.94	6.88%	29	4.8330	2.500700	Totals	70	695,559,350.77	100.00%	26	4.8462	1.710683
50,000,001 or greater	2	110,714,677.66	15.92%	26	4.7960	1.232350
Totals	70	695,559,350.77	100.00%	26	4.8462	1.710683
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	95,544,693.26	13.74%	26	4.8199	NAP
							Defeased	16	95,544,693.26	13.74%	26	4.8199	NAP
Alabama	22	4,264,192.20	0.61%	26	4.8999	2.346400
							Industrial	2	10,337,842.98	1.49%	27	5.0110	1.845200
California	11	109,473,814.11	15.74%	28	4.7448	2.463142
							Lodging	6	48,563,433.26	6.98%	27	5.2863	1.126171
Colorado	7	60,523,213.75	8.70%	27	4.7164	1.898622
							Mixed Use	2	50,719,325.91	7.29%	29	4.8452	2.442638
Connecticut	1	3,234,117.67	0.46%	27	4.7500	1.714400
							Mobile Home Park	3	7,827,551.54	1.13%	26	4.7749	2.264630
Delaware	2	20,161,338.63	2.90%	27	5.0010	1.938300
							Multi-Family	5	23,321,634.69	3.35%	26	4.9975	1.848879
Florida	5	15,339,280.06	2.21%	27	4.8423	1.803147
							Office	11	100,803,862.39	14.49%	27	4.8561	1.749610
Illinois	2	15,930,868.13	2.29%	28	4.6035	1.623553
							Retail	107	294,084,386.88	42.28%	25	4.7910	1.459965
Kansas	5	13,508,215.98	1.94%	27	4.9902	1.812830
							Self Storage	17	64,356,619.88	9.25%	27	4.7179	2.599420
Louisiana	57	20,490,941.01	2.95%	26	5.2539	1.202860
							Totals	169	695,559,350.77	100.00%	26	4.8462	1.710683
Massachusetts	1	7,433,521.26	1.07%	27	5.1800	1.924300

Michigan	3	11,435,778.27	1.64%	27	4.6175	2.300696

Mississippi	9	1,621,306.23	0.23%	26	4.8999	2.346400

Nevada	1	8,000,703.38	1.15%	26	5.1640	2.368400

New Jersey	1	110,714,677.66	15.92%	26	4.7960	1.044700

New York	1	7,143,909.41	1.03%	26	4.9530	1.691800

North Carolina	1	1,941,592.79	0.28%	26	5.4070	3.235000

Ohio	4	35,173,809.38	5.06%	27	5.0331	1.561962

Oregon	1	6,000,000.00	0.86%	25	4.8500	2.123200

Pennsylvania	1	15,917,833.97	2.29%	28	4.7300	1.985200

Tennessee	3	23,694,442.13	3.41%	5	4.7811	1.952783

Texas	13	95,651,187.17	13.75%	27	4.9304	1.331713

Virginia	1	5,634,012.98	0.81%	26	4.9000	0.996500

Washington	1	6,725,901.34	0.97%	27	5.1000	2.039900

Totals	169	695,559,350.77	100.00%	26	4.8462	1.710683

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	95,544,693.26	13.74%	26	4.8199	NAP	Defeased	13	95,544,693.26	13.74%	26	4.8199	NAP
	4.500% or less	2	17,277,907.84	2.48%	28	4.4783	2.052397	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	16	153,325,436.55	22.04%	28	4.6309	2.179066	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	19	286,115,757.76	41.13%	25	4.8224	1.656447	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	13	111,293,998.30	16.00%	27	5.0655	1.572564	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	3	10,537,042.94	1.51%	26	5.3383	1.752315	49 months or greater	57	600,014,657.51	86.26%	26	4.8504	1.753768
	5.501% to 5.750%	2	7,684,992.47	1.10%	26	5.6783	1.027008	Totals	70	695,559,350.77	100.00%	26	4.8462	1.710683
	5.751% to 6.000%	2	13,779,521.65	1.98%	26	5.7670	0.537728
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	695,559,350.77	100.00%	26	4.8462	1.710683
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	95,544,693.26	13.74%	26	4.8199	NAP	Defeased	13	95,544,693.26	13.74%	26	4.8199	NAP
	60 months or less	57	600,014,657.51	86.26%	26	4.8504	1.753768	Interest Only	2	34,000,000.00	4.89%	27	4.6276	2.541718
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	19,786,702.01	2.84%	26	5.0507	2.036677
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	7	32,426,254.03	4.66%	27	5.2178	1.140520
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	46	513,801,701.47	73.87%	26	4.8342	1.729434
	Totals	70	695,559,350.77	100.00%	26	4.8462	1.710683	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	70	695,559,350.77	100.00%	26	4.8462	1.710683
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	95,544,693.26	13.74%	26	4.8199	NAP				None
Underwriter's Information		1	55,357,338.83	7.96%	26	4.7960	1.420000
	12 months or less	48	477,630,881.91	68.67%	26	4.8557	1.850918
	13 months to 24 months	5	31,441,933.18	4.52%	26	5.0446	1.482150
	25 months or greater	3	35,584,503.59	5.12%	28	4.6925	1.209003
	Totals	70	695,559,350.77	100.00%	26	4.8462	1.710683
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	440000359	RT	Woodbridge	NJ	Actual/360	4.796%	228,973.51	85,680.65	0.00	N/A	04/01/24	--	55,443,019.48	55,357,338.83	05/01/21
1B	440000360				Actual/360	4.796%	228,973.51	85,680.65	0.00	N/A	04/01/24	--	55,443,019.48	55,357,338.83	05/01/21
4	38000462	MU	West Hollywood	CA	Actual/360	4.833%	199,474.66	63,856.28	0.00	N/A	07/11/24	--	47,930,475.22	47,866,618.94	02/11/22
5	300571107	MF	San Marcos	TX	Actual/360	4.673%	121,915.55	41,461.57	0.00	N/A	05/06/24	02/06/24	30,297,313.77	30,255,852.20	02/06/22
6	310922175	RT	Weatherford	TX	Actual/360	4.590%	113,248.84	45,485.70	0.00	N/A	06/01/24	--	28,652,457.70	28,606,972.00	11/01/21
7	780922606	OF	Greenwood Village	CO	Actual/360	4.580%	110,428.89	0.00	0.00	N/A	06/01/24	--	28,000,000.00	28,000,000.00	02/01/22
8	28000463	RT	Akron	OH	Actual/360	5.005%	101,721.69	34,836.69	0.00	N/A	05/06/24	--	23,603,967.15	23,569,130.46	02/06/22
9	28000448	RT	Various	Various	Actual/360	4.900%	68,904.02	83,278.87	0.00	N/A	04/01/24	--	16,330,416.72	16,247,137.85	02/01/22
10	310923154	SS	Various	Various	Actual/360	4.710%	79,917.13	38,209.75	0.00	N/A	05/01/24	--	19,704,243.34	19,666,033.59	02/01/22
11	28000457	Various Dover		DE	Actual/360	5.001%	86,951.54	29,820.46	0.00	N/A	05/06/24	--	20,191,159.09	20,161,338.63	02/06/22
13	28000452	OF	Greenwood Village	CO	Actual/360	4.900%	72,869.41	27,968.67	0.00	N/A	05/06/24	--	17,269,907.27	17,241,938.60	02/06/22
14	310923441	SS	Various	CT	Actual/360	4.600%	65,893.20	28,433.36	0.00	N/A	05/01/24	--	16,635,029.45	16,606,596.09	02/01/22
15	310920294	RT	Upper Chichester Town PA		Actual/360	4.730%	64,959.05	30,646.24	0.00	N/A	06/01/24	--	15,948,480.21	15,917,833.97	02/01/22
16	310923368	LO	Hallandale	FL	Actual/360	4.840%	61,565.09	28,039.51	0.00	N/A	05/01/24	--	14,771,682.05	14,743,642.54	02/01/22
17	310921328	RT	Naperville	IL	Actual/360	4.500%	53,853.66	27,722.67	0.00	N/A	06/01/24	--	13,897,719.45	13,869,996.78	02/01/22
18	440000381	RT	Memphis	TN	Actual/360	4.756%	56,700.42	26,821.03	0.00	N/A	04/01/21	--	13,844,754.89	13,817,933.86	01/01/21
19	28000471	OF	Houston	TX	Actual/360	5.016%	24,350.06	10,392.03	0.00	N/A	05/06/24	--	5,637,458.63	5,627,066.60	02/06/22
20	28000479	OF	Houston	TX	Actual/360	5.016%	17,730.23	7,566.85	0.00	N/A	05/06/24	--	4,104,854.28	4,097,287.43	02/06/22
21	28000480	OF	Houston	TX	Actual/360	5.016%	17,475.20	7,458.01	0.00	N/A	05/06/24	--	4,045,810.49	4,038,352.48	02/06/22
23	28000437	RT	San Jose	CA	Actual/360	4.759%	53,665.02	17,809.73	0.00	N/A	03/06/24	--	13,095,329.54	13,077,519.81	02/06/22
24	28000459	LO	Grapevine	TX	Actual/360	5.250%	52,463.13	20,703.86	0.00	N/A	04/06/24	--	11,604,748.53	11,584,044.67	02/06/22
25	410921186	SS	Huntington Beach	CA	Actual/360	4.540%	37,496.76	19,009.43	0.00	N/A	06/01/24	--	9,591,326.64	9,572,317.21	02/01/22
27	440000376	RT	Lake Worth	TX	Actual/360	4.764%	34,155.89	16,003.30	0.00	N/A	05/01/24	--	8,325,966.88	8,309,963.58	02/01/22
28	300571093	LO	Covington	LA	Actual/360	5.767%	39,195.57	20,509.64	0.00	N/A	04/06/24	--	7,892,741.78	7,872,232.14	05/06/20
30	300571090	RT	Las Vegas	NV	Actual/360	5.164%	35,628.67	11,540.52	0.00	N/A	04/06/24	--	8,012,243.90	8,000,703.38	02/06/22
31	300571103	OF	Peabody	MA	Actual/360	5.180%	33,217.19	13,352.27	0.00	N/A	05/06/24	--	7,446,873.53	7,433,521.26	02/06/22
33	300571101	MF	Atlanta	GA	Actual/360	5.230%	33,553.32	10,523.93	0.00	N/A	02/06/24	--	7,450,313.62	7,439,789.69	02/06/22
34	310921116	RT	Houston	TX	Actual/360	4.550%	25,346.48	19,347.46	0.00	N/A	05/01/24	--	6,469,148.56	6,449,801.10	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
35	302010035	MF	North Chili	NY	Actual/360	4.953%	30,515.14	10,732.72	0.00	N/A	04/06/24	--	7,154,642.13	7,143,909.41	02/06/22
36	28000473	OF	Dallas	TX	Actual/360	5.047%	28,466.03	12,011.30	0.00	N/A	05/06/24	--	6,549,895.74	6,537,884.44	02/06/22
37	300571097	MF	Fairview Park	OH	Actual/360	5.330%	30,044.78	11,520.04	0.00	N/A	04/06/24	--	6,546,098.84	6,534,578.80	02/06/22
39	300571094	LO	Beaumont	TX	Actual/360	5.767%	29,412.19	15,390.35	0.00	N/A	04/06/24	--	5,922,679.86	5,907,289.51	02/06/22
40	28000460	SS	Everett	WA	Actual/360	5.100%	29,574.95	8,431.53	0.00	N/A	05/06/24	--	6,734,332.87	6,725,901.34	02/06/22
42	410921175	SS	Escondido	CA	Actual/360	4.610%	23,623.84	11,661.56	0.00	N/A	06/01/24	--	5,951,005.23	5,939,343.67	02/01/22
43	28000454	MF	Albuquerque	NM	Actual/360	5.256%	28,627.09	8,948.04	0.00	N/A	04/06/24	--	6,325,030.40	6,316,082.36	02/06/22
44	410923589	MF	Waterford	MI	Actual/360	4.700%	23,655.41	11,352.64	0.00	N/A	02/01/24	--	5,844,850.58	5,833,497.94	02/01/22
45	28000467	RT	Everett	MA	Actual/360	4.665%	23,111.10	11,238.56	0.00	N/A	05/06/24	--	5,753,203.41	5,741,964.85	02/06/22
46	440000374	IN	Santa Clara	CA	Actual/360	5.019%	24,894.30	10,612.61	0.00	N/A	05/06/24	--	5,760,013.01	5,749,400.40	02/06/22
47	310922556	RT	Ashburn	VA	Actual/360	4.900%	23,817.47	10,679.77	0.00	N/A	04/01/24	--	5,644,692.75	5,634,012.98	02/01/22
48	28000476	LO	Weston	FL	Actual/360	5.250%	24,034.26	14,617.22	0.00	N/A	05/06/24	--	5,316,334.49	5,301,717.27	02/06/22
49	310922787	RT	Mount Juliet	TN	Actual/360	4.755%	23,386.79	9,495.98	0.00	N/A	05/01/24	--	5,711,640.18	5,702,144.20	02/01/22
50	780922681	RT	Barstow	CA	Actual/360	4.710%	22,411.96	9,261.62	0.00	N/A	05/11/24	--	5,525,859.09	5,516,597.47	02/11/22
51	410922762	RT	Rochester Hills	MI	Actual/360	4.690%	21,326.65	10,273.60	0.00	N/A	05/01/24	--	5,280,689.39	5,270,415.79	02/01/22
52	440000377	LO	Grapevine	TX	Actual/360	5.034%	21,372.82	13,821.54	0.00	N/A	06/01/24	--	4,930,481.78	4,916,660.24	02/01/22
53	28000436	RT	Oregon City	OR	Actual/360	4.850%	25,058.33	0.00	0.00	N/A	03/06/24	--	6,000,000.00	6,000,000.00	02/06/22
54	790923352	RT	Brentwood	TN	Actual/360	4.790%	21,477.81	9,965.85	0.00	N/A	05/01/24	--	5,207,091.78	5,197,125.93	02/01/22
56	410921164	SS	Modesto	CA	Actual/360	4.540%	18,832.83	9,547.53	0.00	N/A	06/01/24	--	4,817,265.47	4,807,717.94	02/01/22
59	410921155	SS	Modesto	CA	Actual/360	4.540%	17,397.14	8,819.70	0.00	N/A	06/01/24	--	4,450,029.44	4,441,209.74	02/01/22
60	310923284	OF	Berkeley	CA	Actual/360	4.700%	17,522.52	8,409.37	0.00	N/A	05/01/24	--	4,329,518.79	4,321,109.42	02/01/22
61	410922738	SS	Boston	MA	Actual/360	4.930%	18,446.98	8,180.60	0.00	N/A	10/01/23	--	4,345,294.94	4,337,114.34	02/01/22
62	410921165	SS	Pinole	CA	Actual/360	4.610%	17,095.07	8,438.73	0.00	N/A	06/01/24	--	4,306,363.62	4,297,924.89	02/01/22
63	28000445	LO	Bryan	TX	Actual/360	5.743%	17,582.65	15,817.51	0.00	N/A	04/06/24	--	3,555,381.67	3,539,564.16	02/06/22
64	300571089	RT	Overland Park	KS	Actual/360	5.623%	20,105.90	6,944.02	0.00	N/A	04/06/24	--	4,152,372.33	4,145,428.31	02/06/22
65	28000474	MF	East Ridge	TN	Actual/360	4.900%	17,642.07	6,771.36	0.00	N/A	05/06/24	--	4,181,135.43	4,174,364.07	02/06/22
66	310923285	OF	San Francisco	CA	Actual/360	4.650%	15,582.92	7,620.74	0.00	N/A	05/01/24	--	3,891,675.36	3,884,054.62	02/01/22
67	790923138	OF	Katy	TX	Actual/360	4.940%	17,253.14	6,099.30	0.00	N/A	04/01/24	--	4,055,850.79	4,049,751.49	02/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
68	310923167	SS	Aurora	CO	Actual/360	4.800%	15,816.45	6,350.66	0.00	N/A	04/01/24	--	3,826,561.57	3,820,210.91	02/01/22
69	410923356	MF	Ypsilanti	MI	Actual/360	4.390%	12,909.21	6,972.56	0.00	N/A	05/01/24	--	3,414,883.62	3,407,911.06	02/01/22
70	410922542	MH	Akron	OH	Actual/360	4.750%	13,933.91	6,605.95	0.00	N/A	04/01/24	--	3,406,593.42	3,399,987.47	02/01/22
71	410922504	RT	New Haven	CT	Actual/360	4.750%	13,253.97	6,242.60	0.00	N/A	05/01/24	--	3,240,360.27	3,234,117.67	02/01/22
72	28000456	MU	New Orleans	LA	Actual/360	5.050%	12,440.63	8,122.11	0.00	N/A	04/06/24	--	2,860,829.08	2,852,706.97	02/06/22
73	310923171	SS	Parker	CO	Actual/360	4.840%	13,126.66	5,189.57	0.00	N/A	04/01/24	--	3,149,557.36	3,144,367.79	02/01/22
74	410923122	MH	St. Louis	MI	Actual/360	4.760%	11,335.56	8,067.99	0.00	N/A	05/01/24	--	2,765,519.41	2,757,451.42	02/01/22
75	300571104	MF	Baltimore	MD	Actual/360	5.390%	11,135.50	4,149.21	0.00	N/A	05/06/24	--	2,399,174.32	2,395,025.11	02/06/22
76	28000477	RT	Greenville	MI	Actual/360	4.640%	9,361.84	4,595.68	0.00	N/A	05/06/24	--	2,343,062.94	2,338,467.26	02/06/22
77	860923146	MF	Chicago	IL	Actual/360	5.300%	9,420.88	3,351.13	0.00	N/A	05/01/24	--	2,064,222.48	2,060,871.35	08/01/18
79	28000466	RT	Bridgeport	CT	Actual/360	4.682%	7,746.71	3,743.04	0.00	N/A	05/06/24	--	1,921,439.24	1,917,696.20	02/06/22
80	28000455	SS	Wilson	NC	Actual/360	5.407%	9,055.84	3,377.70	0.00	N/A	04/06/24	--	1,944,970.49	1,941,592.79	02/06/22
81	410923629	MF	Old Hickory	TN	Actual/360	5.140%	8,264.25	3,393.89	0.00	N/A	01/01/24	--	1,867,157.91	1,863,764.02	02/01/22
82	410922544	MH	Akron	OH	Actual/360	4.850%	6,995.38	4,870.71	0.00	N/A	04/01/24	--	1,674,983.36	1,670,112.65	02/01/22
Totals							2,907,696.62	1,203,855.72	0.00				696,763,206.49	695,559,350.77
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	15,345,928.00	7,097,879.00	01/01/21	09/30/21	10/12/21	37,765,978.72	2,193,161.05	157,827.72	1,473,260.05	0.00	0.00
1B	0.00	0.00	--	--	10/12/21	37,765,978.72	2,193,161.05	157,827.72	1,473,260.05	0.00	0.00
4	15,668,710.67	17,824,455.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	2,572,971.00	0.00	--	--	08/11/21	0.00	0.00	158,081.94	474,736.81	0.00	0.00
7	4,146,276.27	2,851,509.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,503,319.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,191,911.00	7,301,974.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,914,377.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,518,690.16	2,249,560.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,365,298.00	911,549.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,652,960.53	1,856,437.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,138,043.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,885,918.84	1,379,703.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,941,071.84	2,083,226.10	01/01/21	09/30/21	10/12/21	9,334,186.07	638,537.34	45,154.14	593,075.34	0.00	0.00
19	646,804.35	407,564.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	285,003.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	255,048.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,251,301.00	1,058,269.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,113,866.00	1,339,805.00	07/01/19	06/30/20	01/11/21	0.00	26,403.41	0.00	0.00	0.00	0.00
25	1,666,451.11	1,389,227.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,019,240.15	567,986.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	49,625.00	01/01/21	09/30/21	08/11/21	4,104,568.52	427,095.20	39,212.73	850,279.48	102,115.74	0.00
30	1,451,781.64	1,051,489.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	352.01	0.00
31	1,097,281.80	810,860.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,963,221.60	844,058.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	852,421.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	755,919.93	614,461.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	752,533.93	635,500.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,237,739.14	1,016,002.50	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	954,749.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,120,008.83	893,659.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	799,304.24	575,544.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	761,241.82	349,148.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	1,465.28	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	873,498.08	741,265.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	637,403.04	404,163.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	657,068.68	549,902.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	603,045.00	486,420.00	10/01/18	09/30/19	--	0.00	5,544.10	0.00	0.00	0.00	0.00
53	963,744.07	554,960.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1,274,878.33	1,053,134.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1,268,982.29	1,081,651.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	719,405.40	343,539.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	1,075,780.33	850,564.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	282,300.70	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	5,559.75	0.00
64	487,556.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	611,546.55	406,001.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	15,958.40	0.00
66	640,736.51	440,812.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	542,846.97	379,841.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	429,669.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	937,584.04	665,250.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	583,438.42	456,238.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	420,911.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	225,274.57	183,397.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	290,240.00	221,754.45	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	454,728.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	185,186.00	151,829.00	04/01/18	03/31/19	07/12/21	545,963.18	91,515.23	10,151.17	438,087.65	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	491,731.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	311,912.24	269,953.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,976,508.59	65,222,535.61				89,516,675.21	5,575,417.38	568,255.43	5,302,699.38	125,451.18	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	1	28,606,972.00	4	120,647,781.15	1	13,817,933.86	1	7,872,232.14	0	0.00	0	0.00	0	0.00	4.846193%	4.750790%	26
01/18/22	0	0.00	0	0.00	5	149,495,460.92	1	13,844,754.89	1	7,892,741.78	0	0.00	0	0.00	0	0.00	4.846237%	4.750841%	27
12/17/21	0	0.00	0	0.00	6	161,360,527.45	1	13,871,466.52	1	7,913,150.07	0	0.00	0	0.00	1	28,392,934.60	4.846281%	4.749121%	28
11/18/21	1	4,958,636.55	2	82,746,543.34	5	132,894,882.03	1	13,899,898.04	1	7,934,722.33	1	11,647,568.09	0	0.00	0	0.00	4.826518%	4.716509%	29
10/18/21	1	28,791,479.56	1	54,000,000.00	6	138,080,276.94	1	13,926,384.75	1	7,954,923.17	1	4,972,276.92	0	0.00	0	0.00	4.826588%	4.716605%	30
09/17/21	0	0.00	1	54,000,000.00	6	138,324,846.85	1	13,954,599.47	1	7,976,295.63	0	0.00	0	0.00	0	0.00	4.826664%	4.716707%	31
08/17/21	0	0.00	1	54,000,000.00	6	138,549,607.14	1	13,980,863.07	1	7,996,291.04	0	0.00	0	0.00	0	0.00	4.826733%	4.716801%	32
07/16/21	1	28,928,863.36	1	54,000,000.00	6	138,773,414.45	1	14,007,019.55	0	0.00	0	0.00	0	0.00	0	0.00	4.826802%	4.716894%	33
06/17/21	0	0.00	1	54,000,000.00	6	139,015,140.28	1	14,034,915.95	0	0.00	0	0.00	0	0.00	0	0.00	4.826876%	4.716994%	34
05/17/21	0	0.00	0	0.00	7	193,236,974.20	1	14,060,851.96	0	0.00	0	0.00	0	0.00	0	0.00	4.826944%	4.717085%	35
04/16/21	1	29,068,339.79	0	0.00	7	193,476,798.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.827016%	4.717183%	36
03/17/21	1	15,053,602.98	1	54,000,000.00	8	182,922,937.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.827083%	4.717274%	37
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	440000359	05/01/21	8	6	157,827.72	1,473,260.05	0.00	56,137,786.84	06/26/20	2
1B	440000360	05/01/21	8	6	157,827.72	1,473,260.05	0.00	56,137,786.84	06/26/20	2
6	310922175	11/01/21	2	2	158,081.94	474,736.81	30,509.10	28,746,543.34	07/03/20	1
18	440000381	01/01/21	12	5	45,154.14	593,075.34	0.00	14,170,934.20	05/13/20	2		04/01/21
28	300571093	05/06/20	20	6	39,212.73	850,279.48	803,770.40	8,294,631.75	11/20/19	7			06/29/21
77	860923146	08/01/18	41	6	10,151.17	438,087.65	169,424.23	2,195,582.51	09/14/18	13
Totals					568,255.43	5,302,699.38	1,003,703.73	165,683,265.48
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		13,817,934	0	0		13,817,934
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		49,730,018	49,730,018	0		0
25 - 36 Months		632,011,399	482,756,646	141,382,521		7,872,232
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	695,559,351	532,486,664	0	28,606,972	112,775,549	21,690,166
Jan-22	696,763,206	533,422,991	0	0	141,602,719	21,737,497
Dec-21	697,962,033	522,730,039	0	0	153,447,377	21,784,617
Nov-21	753,246,638	518,746,678	4,958,637	82,746,543	124,960,160	21,834,620
Oct-21	754,435,091	519,636,949	28,791,480	54,000,000	130,125,354	21,881,308
Sep-21	755,709,697	549,430,251	0	54,000,000	144,303,151	7,976,296
Aug-21	756,887,861	550,357,390	0	54,000,000	130,553,316	21,977,154
Jul-21	758,061,103	522,351,805	28,928,863	54,000,000	138,773,414	14,007,020
Jun-21	759,321,049	552,270,993	0	54,000,000	153,050,056	0
May-21	760,484,128	553,186,302	0	0	207,297,826	0
Apr-21	761,734,278	525,100,605	29,068,340	0	207,565,334	0
Mar-21	762,887,277	510,910,737	15,053,603	54,000,000	182,922,937	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	440000359	55,357,338.83	56,137,786.84	90,000,000.00	09/08/21	6,410,165.75	1.04470	09/30/21	04/01/24	267
1B	440000360	55,357,338.83	56,137,786.84	90,000,000.00	09/08/21	23,327,535.76	1.42000	--	04/01/24	267
6	310922175	28,606,972.00	28,746,543.34	35,070,000.00	07/17/21	2,419,845.00	1.27030	12/31/19	06/01/24	267
18	440000381	13,817,933.86	14,170,934.20	15,500,000.00	04/17/21	2,075,590.10	1.84080	09/30/21	04/01/21	265
24	28000459	11,584,044.67	11,584,044.67	20,500,000.00	07/28/21	1,076,456.00	1.22600	06/30/20	04/06/24	265
28	300571093	7,872,232.14	8,294,631.75	5,500,000.00	06/21/21	(74,520.00)	(0.31200)	09/30/21	04/06/24	205
77	860923146	2,060,871.35	2,195,582.51	3,200,000.00	03/07/14	151,829.00	0.99060	03/31/19	05/01/24	267
Totals		174,656,731.68	177,267,310.15	259,770,000.00		35,386,901.61

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A	440000359	RT	NJ	06/26/20	2
	Foreclosure complaint was filed on 10/21/21 and Consent Order Appointing Receiver was entered on 10/28/21.

1B	440000360	Various	Various	06/26/20	2
	Foreclosure complaint was filed on 10/21/21 and Consent Order Appointing Receiver was entered on 10/28/21.

6	310922175	RT	TX	07/03/20	1

Matter converted to SS based upon Borrower request and 60+ days payment delinquency. Borrower engaged a third party advisor to assist them in a presentation of a loan modification. SS is working directly with the Borrower to complete a

	bring current process. Borrower has tentatively agreed to Loan Modification Terms and AM is working to complete its memorandum to obtain cosent to same.

18	440000381	RT	TN	05/13/20	2
	New transfer and under review.

24	28000459	LO	TX	08/19/20	9
	Loan Mod closed on 10/29/21. Loan is in rehab period.

28	300571093	LO	LA	11/20/19	7

REO Title Date: 6/28/2021. Description of Collateral: Subject is a 116-room, Hilton Garden Inn-branded hotel built by the Borrower in 2011 and located in Covington, LA. Amenities include 1.5K SF of meeting space ,a full-service restaurant,

						Hurricane Ida caused material damage to property, which is currently being
	addressed. Damage will be coverd by Insurance.			Operations Summary: Only 52 rooms are in operations as Hurricane Ida materiallly damaged property.		Three AIA contracts have been executed to bring property back into
	useable condition. Marketing Summary: Property is not currently listed for sale.

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
77	860923146	MF	IL	09/14/18	13

Loan was transferred to the Special Servicer on 09/14/2018, for Imminent Default due to Guarantor being investigated by the SEC. The loan is currently 60+ days past due, with a next payment date of 09/01/2018. This loan is secured by a 33

Units Mul tifamily property, located in Chicago, IL, with occupancy of 81.80%, as of 11/1/2018 and annualized NOI of $167,242 as of 10/31/2018. A default letter was sent on 11/01/2018. Lender has engaged counsel to represent Lenders interest in the securities fraud complaint against EquityBuild, Inc., Equitybuild Finance, LLC, Jerome Cohen (Guarantor), and Shaun Cohen, and the receivership action. Property was sold May 22, 2019. The sale proceeds are being held in a segregated account and the money ca nnot be released until further order of the court.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
24	28000459	0.00	5.25000%	0.00	5.25000%	8	10/29/21	06/11/20	--
52	440000377	0.00	5.03400%	0.00	5.03400%	8	09/03/21	09/01/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	440000375 12/17/21	54,000,000.00	57,500,000.00	30,200,277.10	1,807,342.50	30,200,277.10	28,392,934.60	25,607,065.40	1,212,294.17	1,201,766.67	24,405,298.73	45.19%
12	300571108 06/17/20	19,276,701.06	18,660,000.00	21,641,271.88	1,531,258.33	21,641,271.88	20,110,013.55	18,777.74	0.00	0.00	18,777.74	0.08%
29	28000450 07/17/19	8,688,212.19	15,400,000.00	8,738,058.22	49,846.03	8,738,058.22	8,688,212.19	0.00	0.00	(495.00)	495.00	0.00%
38	28000461 06/17/19	6,356,096.43	11,850,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		88,321,009.68	103,410,000.00	60,579,607.20	3,388,446.86	60,579,607.20	57,191,160.34	25,625,843.14	1,212,294.17	1,201,271.67	24,424,571.47

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	440000375	02/17/22	0.00	0.00	24,405,298.73	0.00	0.00	(1,212,294.17)	0.00	0.00	24,405,298.73
		01/18/22	0.00	0.00	25,617,592.90	0.00	0.00	10,527.50	0.00	0.00
		12/17/21	0.00	0.00	25,607,065.40	0.00	0.00	25,607,065.40	0.00	0.00
12	300571108	06/17/20	0.00	0.00	18,777.74	0.00	0.00	18,777.74	0.00	0.00	18,777.74
29	28000450	10/18/19	0.00	0.00	495.00	0.00	0.00	495.00	0.00	0.00	495.00
		07/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	28000461	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(1,212,294.17)	0.00	0.00	(1,212,294.17)
Cumulative Totals			0.00	0.00	24,424,571.47	0.00	0.00	24,424,571.47	0.00	0.00	24,424,571.47

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	11,935.65	0.00	0.00	154,668.47	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	11,935.65	0.00	0.00	154,668.47	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,168.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,980.47	0.00	0.00	38,066.88	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,000.00	0.00	0.00	20,312.71	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	351.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	2,000.00	0.00	0.00	2,449.40	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	37,020.01	0.00	351.94	370,165.93	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		407,537.88

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Supplemental Notes
None

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